Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Advertising expense		$ 102,606	$ 91,495	$ 482,811	$ 86,098
Accounts payable to releated party		387,978		334,471	0
Notes payable		3,233,087		2,690,181	909,889
Unsecured Notes One [Member]
Notes payable		880,000		$ 790,000	$ 445,000
Chief Executive Officer and Director [Member]
Paid management fees			120,000
Paid for consulting agreement amount	$ 132,000
Advertising expense		$ 53,507	$ 0